TrueShares Low Volatility Equity Income ETF
Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 7.1%
Lockheed Martin Corp.	6,000	$2,317,740
Raytheon Technologies Corp.	23,132	1,893,585
		4,211,325
Agriculture - 10.2%
Altria Group, Inc.	53,867	2,175,149
British American Tobacco PLC - ADR (a)	48,821	1,733,145
Philip Morris International, Inc.	25,960	2,154,940
		6,063,234
Banks - 5.0%
JPMorgan Chase & Co.	17,021	1,778,695
The PNC Financial Services Group, Inc.	4,078	609,335
Truist Financial Corp.	14,071	612,651
		3,000,681
Electric - 10.8%
American Electric Power Co., Inc.	30,283	2,617,965
Avangrid, Inc.	30,729	1,281,399
FirstEnergy Corp.	68,485	2,533,945
		6,433,309
Healthcare Products - 2.9%
Medtronic PLC (a)	21,630	1,746,622

Healthcare Services - 5.2%
UnitedHealth Group, Inc.	6,114	3,087,815

Insurance - 1.0%
Aflac, Inc.	10,723	602,633

Internet - 4.0%
NortonLifeLock, Inc.	117,687	2,370,216

Oil & Gas - 14.2%
Chevron Corp.	8,116	1,166,026
Coterra Energy, Inc.	91,224	2,382,771
Devon Energy Corp.	29,129	1,751,527
Exxon Mobil Corp.	36,360	3,174,592
		8,474,916
Pharmaceuticals - 11.8%
AbbVie, Inc.	19,151	2,570,256
Johnson & Johnson	16,616	2,714,390
Viatris, Inc.	204,340	1,740,977
		7,025,623
Pipelines - 5.6%
Enbridge, Inc. (a)	45,889	1,702,482
Kinder Morgan, Inc.	98,098	1,632,351
		3,334,833
Retail - 7.3%
Genuine Parts Co.	16,935	2,528,734
Walgreens Boots Alliance, Inc.	56,997	1,789,706
		4,318,440
Telecommunications - 8.6%
AT&T, Inc.	155,037	2,378,266
Verizon Communications, Inc.	71,202	2,703,540
		5,081,806
Transportation - 2.0%
Union Pacific Corp.	3,019	588,162
United Parcel Service, Inc. - Class B	3,802	614,175
		1,202,337
TOTAL COMMON STOCKS (Cost $60,985,893)		56,953,790

MONEY MARKET FUNDS - 4.1%
First American Treasury Obligations Fund - Class X, 2.87% (b)	2,432,431	2,432,431
TOTAL MONEY MARKET FUNDS (Cost $2,432,431)		2,432,431

TOTAL INVESTMENTS (Cost $63,418,324) - 99.8%		59,386,221
Other assets and liabilities, net - 0.2%		132,678
TOTAL NET ASSETS - 100.0%		$59,518,899

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	The rate shown is the seven day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$56,953,790	$-	$-	$56,953,790
Money Market Funds	2,432,431	-	-	2,432,431
Total Investments - Assets	$59,386,221	$-	$-	$59,386,221

*See Schedule of Investments for industry classifications.